UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2013	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)

Common Stock (99.1%)
Aerospace & Defense (3.0%)
Alliant Techsystems	6,900	$447
General Dynamics	12,300	816
Huntington Ingalls Industries	4,600	204
L-3 Communications Holdings, Cl 3	9,500	721
Northrop Grumman	13,500	878
Raytheon	19,200	1,011

		4,077

Agricultural Operations (0.7%)
Archer-Daniels-Midland	35,400	1,010

Agricultural Products (0.7%)
Fresh Del Monte Produce	16,200	427
Ingredion	6,800	449

		876

Air Freight & Logistics (0.5%)
FedEx	7,200	730

Aircraft (0.3%)
Lockheed Martin	4,700	408

Asset Management & Custody Banks (2.4%)
Ameriprise Financial	14,500	961
Bank of New York Mellon	39,200	1,065
State Street	21,200	1,180

		3,206

Automotive (2.3%)
Autoliv	8,300	546
Cooper Tire & Rubber	15,300	390
Ford Motor	88,600	1,147
General Motors*	18,600	523
Lear	8,800	431

		3,037

Banks (10.5%)
Bank of America	188,600	2,135
Fifth Third Bancorp	46,400	756
Huntington Bancshares	80,700	562
JPMorgan Chase	77,100	3,628
Keycorp	59,100	555
PNC Financial Services Group	17,700	1,094
Regions Financial	83,100	646
SunTrust Banks	13,100	372
US Bancorp	24,500	811
Wells Fargo	102,100	3,556

		14,115

Biotechnology (0.5%)
Amgen	8,500	726

	Shares	Value (000)

Cable & Satellite (0.4%)
DIRECTV*	10,000	$511

Casinos & Gaming (0.2%)
International Game Technology	21,200	326

Chemicals (1.4%)
Ashland	5,200	408
Huntsman	27,500	485
LyondellBasell Industries, Cl A	16,100	1,021

		1,914

Commercial Printing (0.2%)
RR Donnelley & Sons	32,700	301

Computer & Electronics Retail (0.6%)
Best Buy	20,100	327
GameStop, Cl A	19,100	443

		770

Computers & Services (3.7%)
CA	22,700	563
Computer Sciences	11,000	460
Dell	33,900	449
Hewlett-Packard	63,400	1,047
Microsoft	21,800	599
Seagate Technology	12,700	431
Symantec*	31,400	684
Western Digital	17,300	813

		5,046

Construction & Engineering (0.4%)
KBR	15,300	478

Consumer Discretionary (1.8%)
Procter & Gamble	32,900	2,473

Diversified Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold	9,900	349

Diversified REIT’s (0.3%)
Liberty Property Trust	10,000	392

Drug Retail (1.7%)
CVS Caremark	31,100	1,593
Walgreen	18,400	735

		2,328

Electrical Services (6.3%)
Ameren	21,600	701
American Electric Power	23,700	1,074
DTE Energy	13,100	829
Entergy	11,800	762
General Electric	155,600	3,467
Pinnacle West Capital	11,100	593
Portland General Electric	14,600	419

Schedule of Investments January 31, 2013	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)

Electrical Services (continued)
Public Service Enterprise Group	17,200	$536

		8,381

Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	2,900	664

Financial Services (4.0%)
Capital One Financial	11,900	670
Citigroup	62,100	2,618
GFI Group	54,800	186
Goldman Sachs Group	10,300	1,523
Morgan Stanley	18,500	423

		5,420

Food, Beverage & Tobacco (0.6%)
Smithfield Foods*	23,700	552
Supervalu	33,400	131
Universal	2,400	130

		813

Gas/Natural Gas (0.3%)
UGI	11,800	416

General Merchandise Stores (0.8%)
Target	18,800	1,136

Health Care Equipment (1.4%)
Medtronic	22,200	1,035
Zimmer Holdings	10,700	798

		1,833

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	8,200	946

Insurance (10.8%)
ACE	12,800	1,092
Aetna	19,200	926
Aflac	13,700	727
Allstate	26,200	1,150
Aspen Insurance Holdings	14,500	495
Assurant	12,100	463
Berkshire Hathaway, Cl B*	19,300	1,871
CIGNA	8,400	490
Hartford Financial Services Group	15,100	375
Lincoln National	25,200	730
MetLife	16,400	612
Prudential Financial	15,900	920
Torchmark	10,700	596
Travelers	13,000	1,020
UnitedHealth Group	25,800	1,424
Unum Group	23,600	550
WellPoint	16,300	1,057

		14,498

Machinery (0.8%)
AGCO	11,000	583

	Shares	Value (000)

Machinery (continued)
Timken	10,000	$536

		1,119

Metal & Glass Containers (0.2%)
Owens-Illinois*	13,400	319

Mortgage REIT’s (0.4%)
Annaly Capital Management	39,300	584

Multimedia (1.1%)
Time Warner	21,100	1,066
Walt Disney	7,600	410

		1,476

Office Electronics (0.6%)
Xerox	97,300	779

Office Equipment (0.3%)
Pitney Bowes	23,200	334

Office REIT’s (0.3%)
Brandywine Realty Trust	36,200	461

Oil & Gas Equipment & Services (0.7%)
Halliburton	24,600	1,001

Paper Packaging (0.4%)
Rock-Tenn, Cl A	6,600	521

Petroleum & Fuel Products (16.8%)
Apache	11,100	930
Chevron	38,900	4,479
ConocoPhillips	34,000	1,972
Exxon Mobil	77,800	7,000
HollyFrontier	16,000	835
Marathon Oil	36,000	1,210
Marathon Petroleum	18,850	1,399
Murphy Oil	9,700	577
Nabors Industries	36,500	608
Occidental Petroleum	8,300	733
Phillips 66	16,650	1,008
Tesoro	13,300	648
Valero Energy	28,300	1,238

		22,637

Pharmaceuticals (6.9%)
Abbott Laboratories	8,800	298
AbbVie	8,800	323
Johnson & Johnson	35,800	2,646
Merck	42,300	1,830
Pfizer	156,200	4,261

		9,358

Printing & Publishing (0.7%)
Gannett	31,200	612
Lexmark International, Cl A	13,800	332

		944

Schedule of Investments January 31, 2013	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)

Railroads (0.8%)
Norfolk Southern	15,300	$1,054

Reinsurance (1.5%)
Everest Re Group	5,200	602
Montpelier Re Holdings	18,200	444
PartnerRe	4,600	403
Reinsurance Group of America, Cl A	2,900	167
Validus Holdings	12,800	466

		2,082

Retail (1.9%)
Cracker Barrel Old Country
Store	2,700	175
Kohl’s	12,100	560
Kroger	18,700	518
Macy’s	20,400	806
Safeway	25,900	499

		2,558

Semi-Conductors/Instruments (1.1%)
Intel	52,900	1,113
TE Connectivity	8,600	334

		1,447

Specialized Consumer Services (0.5%)
H&R Block	27,500	626

Specialized REIT’s (1.0%)
Hospitality Properties Trust	15,800	398
LaSalle Hotel Properties	17,500	478
Omega Healthcare Investors	17,300	442

		1,318

Steel & Steel Works (0.5%)
Reliance Steel & Aluminum	9,900	641

Telephones & Telecommunications (5.3%)
AT&T	86,500	3,009
Cisco Systems	132,700	2,730
Corning	76,200	914
Harris	11,200	518

		7,171

Total Common Stock (Cost $120,549)		133,610

	Face Amount (000)	Value (000)

Repurchase Agreement (0.7%)
Morgan Stanley 0.020%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $910,196 (collateralized by a U.S. Treasury Note, par value $922,888, 3.125%, 05/15/2012; with total market value $928,401)	$910	$910

Total Repurchase Agreement (Cost $910)		910

Total Investments — 99.8% (Cost $121,459) †		$134,520

Percentages are based on Net Assets of $134,744(000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $121,459 (000), and the unrealized appreciation and depreciation were $25,833 (000) and ($12,772 (000)) respectively.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$133,610	$—	$—	$133,610
Repurchase Agreement	—	910	—	910
Total Investments in Securities	$133,610	$910	$—	$134,520

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2013, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013